Consolidated Statements of Shareholders' Equity (Parenthetical)	Jan. 26, 2026	Nov. 11, 2025	Mar. 31, 2025
Subsequent Event [Line Items]
Reverse share split			1-for-10
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse share split	1-for-5	100-for-1